      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1999
                                                         FILE NO. 33-45671
                                                         FILE NO. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933               / /
                          POST-EFFECTIVE AMENDMENT NO. 30          /X/
                                       AND


                        REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940           / /
                                 AMENDMENT NO. 32                          /X/


                                STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                   MARK NAGLE
                           C/O SEI INVESTMENTS COMPANY
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                          JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                     MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                              1701 MARKET STREET
PHILADELPHIA, PA 19103                          PHILADELPHIA, PA 19103

Title of Securities Being Registered ...............Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

        Immediately upon filing pursuant to paragraph (b), or
 ----
        On [date] pursuant to paragraph (b), or
 ----
        60 days after filing pursuant to paragraph (a) or
 ----
   X    75 days after filing pursuant to paragraph (a) or
 ----
        On _______ pursuant to paragraph (a) of Rule 485.
 ----

                                STI CLASSIC FUNDS

                                  TRUST SHARES

                                   PROSPECTUS
                                 OCTOBER 1, 1999

                                CORE EQUITY FUND
                           E-COMMERCE OPPORTUNITY FUND

                               INVESTMENT ADVISOR
                            TRUSCO CAPITAL MANAGEMENT


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
CORE EQUITY FUND......................................................XXX
E-COMMERCE OPPORTUNITY FUND...........................................XXX
MORE INFORMATION ABOUT RISK...........................................XXX
EACH FUND'S OTHER INVESTMENTS.........................................XXX
THE INVESTMENT ADVISOR AND PORTFOLIO MANAGERS.........................XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES........................XXX
DIVIDENDS AND DISTRIBUTIONS...........................................XXX
TAXES.................................................................XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
  STI CLASSIC FUNDS...................................................Back Cover

FOR MORE INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CORE EQUITY FUND

FUND SUMMARY
***
INVESTMENT GOAL                           Long-term capital growth

INVESTMENT FOCUS                          Common stocks of mid- to large-cap
                                          companies

SHARE PRICE VOLATILITY                    Medium to high

PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with
                                          superior earnings trends

INVESTOR PROFILE                          Investors seeking long-term growth of
                                          capital without regard to income who
                                          are willing to accept more volatility
                                          for the possibility of higher returns

***
INVESTMENT STRATEGY
***
The Core Equity Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. In selecting stocks for the Fund, the Advisor attempts to capture superior growth prospects based on earnings potential, profitability and other measures. These measures include growth characteristics such as whether a company makes significant investments in research and product development or whether a company is participating in rapidly expanding industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
***
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, mid- to large-capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

As of July 31, 1999, the Core Equity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                     X.XX%
Other Expenses*                                               .XX%
                                                             ----
Total Annual Fund Operating Expenses                         X.XX%

--------------------------------------------------------------------------------
*        Other expenses are based on estimated amounts for the current year.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS
             $XXX                          $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE ___% AND ___%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time.

For more information about these fees, see "Investment Advisor."

E-COMMERCE OPPORTUNITY FUND

FUND SUMMARY
***
INVESTMENT GOAL                           Long-term capital growth

INVESTMENT FOCUS                          Common stocks of companies
                                          participating in multiple electronic
                                          commerce market segments

SHARE PRICE VOLATILITY                    Very high

PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies
                                          utilizing electronic commerce
                                          opportunities to achieve above
                                          average growth

INVESTOR PROFILE                          Aggressive investors with long-term
                                          investment goals who are willing to
                                          accept significant volatility for the
                                          possibility of higher returns

***
INVESTMENT STRATEGY
***
The E-Commerce Opportunity Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from electronic commerce. For the purpose of the Fund, electronic commerce, or e-commerce, is defined broadly as conducting business through the use of computers, the Internet, telecommunication lines and other electronic means of information transfer. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of recently established corporations that are implementing pioneering electronic commerce strategies. The second segment consists of technology companies that provide the infrastructure to support electronic based commerce. The third segment includes conventional corporations that are leveraging electronic commerce opportunities to improve their competitive advantage.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
***
WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that the securities of issuers in the same industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund may be more volatile than other, broadly diversified equity funds.

PERFORMANCE INFORMATION

As of July 31, 1999, the E-Commerce Opportunity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                     X.XX%
Other Expenses*                                              X.XX%
                                                             -----
Total Annual Fund Operating Expenses                         X.XX%

--------------------------------------------------------------------------------
*     Other expenses are based on estimated amounts for the current year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS
             $XXX                          $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE ___% AND ___%, RESPECTIVELY. The Advisor could discontinue this voluntary waiver at any time.

For more information about these fees, see "Investment Advisor."

MORE INFORMATION ABOUT RISK

EQUITY RISK-- Equity securities include public and privately         Both Funds
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

YEAR 2000 RISK-- The Funds depend on the smooth functioning of       Both Funds
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Advisor uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations, that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Funds cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR
***
The Investment Advisor makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Trusco Capital Management (Trusco), serves as the Advisor to the Funds. As of May 31, 1999, Trusco had approximately $_______________ in assets under management.

The Advisor may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Robert J. Rhodes, CFA, has served as Senior Vice President of Trusco since 1973. He has managed the Core Equity Fund since its inception in October 1999. He has more than 26 years of investment experience.

Mr. Alan S. Kelley has served as portfolio manager of Trusco since 1999. He has managed the E-Commerce Opportunity Fund since its inception in October 1999. Prior to joining Trusco, Mr. Kelley served as a portfolio manager with SunTrust Bank, Atlanta since 1995. He has more than 5 years of investment experience. Prior to 1995, he was a portfolio manager with Urban Equities, LLC.

***
PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") and exchange Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions and intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open (Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

You may have to transmit your purchase and sale requests to SunTrust or other financial institutions at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the administrator or transfer agent in time to meet the above stated Fund cut off times. For more information about how to purchase or sell Fund shares, including specific SunTrust or other financial institutions internal order entry cut off times, please contact your financial institution directly.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within three Business Days after we receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $_______.

When you exchange shares, you are really selling your shares and buying other STI Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

  Core Equity Fund                     ____
  E-Commerce Opportunity Fund          ____

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                STI CLASSIC FUNDS

INVESTMENT ADVISOR

Trusco Capital Management
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to us
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                               INVESTMENT ADVISOR:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's Core Equity and E-Commerce Opportunity Funds' prospectus dated October 1, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                           TABLE OF CONTENTS
                                                                            PAGE

THE TRUST....................................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................B-2
INVESTMENT LIMITATIONS.......................................................B-5
THE INVESTMENT ADVISOR.......................................................B-7
THE ADMINISTRATOR............................................................B-8
THE DISTRIBUTOR..............................................................B-9
THE TRANSFER AGENT...........................................................B-9
THE CUSTODIAN................................................................B-9
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-10
LEGAL COUNSEL...............................................................B-10
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-10
PERFORMANCE INFORMATION.....................................................B-13
COMPUTATION OF YIELD........................................................B-13
CALCULATION OF TOTAL RETURN.................................................B-13
PURCHASING SHARES...........................................................B-14
REDEEMING SHARES............................................................B-14
DETERMINATION OF NET ASSET VALUE............................................B-14
TAXES.......................................................................B-14
FUND TRANSACTIONS...........................................................B-16
TRADING PRACTICES AND BROKERAGE.............................................B-16
DESCRIPTION OF SHARES.......................................................B-18
SHAREHOLDER LIABILITY.......................................................B-18
LIMITATION OF TRUSTEES' LIABILITY...........................................B-18
YEAR 2000...................................................................B-18



October 1, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase (through financial institutions or intermediaries) Trust Shares of the Trust's Funds. Each Trust Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the STI Core Equity Fund and the STI E-Commerce Opportunity Fund. These two series are collectively referred to as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

FOREIGN SECURITIES

Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

ILLIQUID SECURITIES

The E-Commerce Opportunities Fund may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Funds may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

Further, the Core Equity Fund may not:

     Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc., and (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $93.2 billion as of December 30, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Advisor has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.

BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares; but

- do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements that would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds -Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds except for the International Equity, International Equity Index and Emerging Markets Equity Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds -Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Pillar Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust

Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President, Controller, Treasurer and Chief Financial Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

JAMES R. FOGGO (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc. 1986-1990.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management

Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor.

----------------------
* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end _____, 1999, the Trust paid the following amounts to Trustees and Officers of the Trust:


=========================================================================================================
                                                                     ESTIMATED
                                                  PENSION OR          ANNUAL      TOTAL COMPENSATION
                                   AGGREGATE   RETIREMENT BENEFITS   BENEFITS     FROM FUND AND FUND
                                  COMPENSATION  ACCRUED AS PART OF     UPON         COMPLEX PAID TO
NAME OF PERSON, POSITION           FROM FUND     FUND EXPENSES       RETIREMENT         TRUSTEES
---------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Truste              $              N/A               N/A       $   for service on two
                                                                                  boards
---------------------------------------------------------------------------------------------------------

Wilton Looney, Trustee                 $              N/A               N/A       $   for service on two
                                                                                  boards
---------------------------------------------------------------------------------------------------------

Champney A. McNair,                    $              N/A               N/A       $   for service on two
Trustee                                                                           boards
---------------------------------------------------------------------------------------------------------

F. Wendell Gooch, Trustee              $              N/A               N/A       $   for service on two
                                                                                  boards
---------------------------------------------------------------------------------------------------------

T. Gordy Germany,                      $              N/A               N/A       $   for service on two
Trustee                                                                           boards
---------------------------------------------------------------------------------------------------------

Dr. Bernard F. Sliger, Trustee         $              N/A               N/A       $   for service on two
                                                                                  boards
---------------------------------------------------------------------------------------------------------

Jonathan T. Walton, Truste             $              N/A               N/A       $    for service on two
                                                                                  boards
---------------------------------------------------------------------------------------------------------
William H. Cammack,                   N/A             N/A               N/A       $   for service on two
Trustee                                                                           boards
=========================================================================================================

PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS
Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

THIRTY-DAY YIELD

Each Fund may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1) TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


CALCULATION OF TOTAL RETURN

From time to time, the Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $___ billion in assets.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. While it is likely that such assurances have been received, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 30

Item 23.   Exhibits:

(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(1) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(2) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(e) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
         - incorporated by reference to Exhibit 8(d) of Post-Effective
         Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on
         September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR

         Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.
(i) Opinion and Consent of Counsel - originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(j)      Not applicable.


(k)      Not applicable.
(l)      Not applicable.
(m)(1)   Distribution Plan - Investor Class - incorporated by reference to
         Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(n)      Not applicable.

(o) Rule 18f-3 Plan - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(o)(1)   Certificate of Class Designation - incorporated by reference to Exhibit
         (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
(p) Powers of Attorney - incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                               Name Of                          Connection with
         Name                                  Other Company                    Other Company
         ----                                  -------------                    ---------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                             SunTrust Banks, Inc.                   --
Director

Hunting F. Deutsch                             SunTrust Bank, Orlando                 --
Director

Anthony R. Gray                                    --                                 --
Chairman & Chief Investment Officer

James R. Wood                                      --                                 --
President

Elliott A. Perny                                   --                                 --
Executive Vice President

Stuart F. Van Arsdale                              --                                 --
Senior Vice President

Jonathan D. Rich                                   --                                 --
Director

Larry M. Cole                                      --                                 --
Senior Vice President

L. Earl Denney                                     --                                 --
Executive Vice President

Ronald Schwartz                                    --                                 --
Senior Vice President

Andre B.Prawato                                    --                                 --
Senior Vice President



                                               Name Of                          Connection with
         Name                                  Other Company                    Other Company
         ----                                  -------------                    ---------------

Edward J. Dau                                      --                                 --
Senior Vice President

James K. Wood                                      --                                 --
Senior Vice President

Mills A. Riddick                                   --                                 --
Senior Vice President

Christopher A. Jones                               --                                 --
Senior Vice President

David E. West                                      --                                 --
Vice President

Brett L. Barner                                    --                                 --
Senior Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                                --                                 --
President

Paul L. Robertson, III                             --                                 --
Secretary/Treasurer

E. Jenner Wood                                 SunTrust Banks, Inc.             Director
Director

Donald W. Thurmond                             SunTrust Bank, Atlanta           Director
Director

Bob M. Farmer                                      --                                 --
Vice President

M. Elizabeth (Beth) Wines                          --                                 --
Vice President

Charles Arnold, Jr.                                --                                 --
Senior Vice President

James R. Dillon, Jr.                               --                                 --
First Vice President

James P. Foster                                    --                                 --
Vice President

Mark D. Garfinkel                                  --                                 --



                                               Name Of                          Connection with
         Name                                  Other Company                    Other Company
         ----                                  -------------                    ---------------
Vice President

Robert (Bob) G. Goggin                             --                                 --
Vice President

Joe E. Ransom                                      --                                 --
Vice President

George D. Smith, Jr.                               --                                 --
Vice President

Jonathan Mote                                      --                                 --
Vice President

Charles B. Leonard                                 --                                 --
First Vice President

Mary F. Cernilli                                   --                                 --
Vice President

Garrett P. Smith                                   --                                 --
Vice President

Gregory L. Watkins                                 --                                 --
Vice President

David S. Yealy                                     --                                 --
Vice President

Robert J. Rhoades                                  --                                 --
Senior Vice President

Kar Ming Leong                                     --                                 --
Vice President

Stephen M. Yarbrough                               --                                 --
Vice President

Celia S. Stanley                                   --                                 --
Vice President

Rebekah R. Alley                                   --                                 --
Vice President

SUNTRUST BANK, ATLANTA

Robert R. Long                                 SunTrust Banks of                Chairman of the Board
Chairman of the Board and                      Georgia, Inc.



                                               Name Of                          Connection with
         Name                                  Other Company                    Other Company
         ----                                  -------------                    ---------------
President

Ronald S. Crowding                                 --                           Executive Vice President
Executive Vice President

Charles B. Ginden                                  --                                   --
Executive Vice President
William H. Rogers, Jr.                             --                                   --
Executive Vice President

Donald Wayne Thurmond                              --                                   --
Executive Vice President

Dr. William M. Chase                           Emory University                 President
Director

Gaylord O. Coan                                Gold Kist, Inc.                  CEO
Director .

A.D. Correll                                   Georgia-Pacific Corporation      Chairman & CEO
Director

R.W. Courts, II                                Atlantic Realty Company          President
Director

A.W. Dahlberg                                  The Southern Company             President, Chairman &
Director                                                                        CEO

L. Phillip Humann                              SunTrust Banks, Inc.             President, Chairman & CEO
Director                                       Services Corporation

William B. Johnson                             The Ritz Carlton Hotel           Chairman of the Board
Director

J. Hicks Lanier                                Oxford Industries, Inc.          Chairman of the Board
Director                                                                            & President
                                               Pinehill Development Co.         30% owner

Joseph L. Lanier, Jr.                          Dan River, Inc.                  Chairman of the Board
Director                                                                        Chairman

Larry L. Prince                                Genuine Parts Company            Chairman of the Board
Director

R. Randall Rollins                             Rollins, Inc.                    Chairman of the Board
Director                                       Lor, Inc.                        Director



                                               Name Of                          Connection with
         Name                                  Other Company                    Other Company
         ----                                  -------------                    ---------------
                                               Maran, Inc.                      Director
                                               Gutterworld, Inc.                Director
                                               Dabora, Inc.                     Director & Secretary
                                               Simpson, Nance & Graham          Director
                                               Auto Parts Wholesale, Inc.       Director
                                               Global Expanded Metal, Inc.      Director
                                               Rollins Holding Co.              Director
                                               Rol, Ltd.                        Partner
                                               Rollins Investment Fund          Partner
                                               Energy Partners                  Partner
                                               Petro Partnership                Partner
                                               The Piedmont Investment Group    Director
                                               WRG, Ltd.                        Partner
                                               Rollins, Inc.                    Chairman
                                               RPC Energy Services, Inc.        Chairman
                                               The Mul Company                  Partner
                                               Bugvac, Inc.                     Director
                                               Omnitron Int'l, Inc.             Director
                                               MRG, Ltd.                        Partner




Gerald T. Adams                                    --                               --
Senior Vice President

James R. Albach                                    --                               --
Group Vice President

Gay Cash                                           --                               --
Vice President

Joseph B. Foley, Jr.                               --                               --
Group Vice President

Thomas R. Frisbie                                  --                               --
Group Vice President

Mark Stancil                                       --                               --
Group Vice President

David E. Thompson                                  --                               --
Vice President

Charles C. Watson                                  --                               --
Group Vice President

Dr. Mary B. Bullock                            Agnes Scott College              President



Director

Larry L. Gellerstedt, III                      Beers Construction Co.           Chairman
Director

John T. Glover                                 Post Properties, Inc.            President
Director

M. Douglas Ivester                             The Coca-Cola Company            Chairman of the Board & CEO
Director

Dennis M. Love                                 Printpack, Inc.                  President & Ceo
Director

Charles H. Mctier                              Robert Woodruff Foundation       President
Director


Item 27.   Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                       July 15, 1982
         SEI Liquid Asset Trust                       November 29, 1982
         SEI Tax Exempt Trust                         December 3, 1982
         SEI Index Funds                              July 10, 1985
         SEI Institutional Managed Trust              January 22, 1987
         SEI  Institutional International Trust       August 30, 1988
         The Advisors' Inner Circle Fund              November 14, 1991
         The Pillar Funds                             February 28, 1992
         CUFUND                                       May 1, 1992
         First American Funds, Inc.                   November 1, 1992
         First American Investment Funds, Inc.        November 1, 1992
         The Arbor Fund                               January 28, 1993
         Boston 1784 Funds(7)                         June 1, 1993
         The PBHG Funds, Inc.                         July 16, 1993
         Morgan Grenfell Investment Trust             January 3, 1994
         The Achievement Funds Trust                  December 27, 1994
         Bishop Street Funds                          January 27, 1995
         CrestFunds, Inc.                             March 1, 1995
         STI Classic Variable Trust                   August 18, 1995
         ARK Funds                                    November 1, 1995
         Huntington Funds                             January 11, 1996
         SEI Asset Allocation Trust                   April 1, 1996
         TIP Funds                                    April 28, 1996
         SEI Institutional Investments Trust          June 14, 1996
         First American Strategy Funds, Inc.          October 1, 1996
         HighMark Funds                               February 15, 1997

         Armada Funds                                 March 8, 1997
         PBHG Insurance Series Fund, Inc.             April 1, 1997
         The Expedition Funds                         June 9, 1997
         Alpha Select Funds                           January 1, 1998
         Oak Associates Funds                         February 27, 1998
         The Nevis Fund, Inc.                         June 29, 1998
         The Parkstone Group of Funds                 September 14, 1998
         CNI Charter Funds                            April 1, 1999
         The Parkstone Advantage Fund                 May 1, 1999

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                 Position and Office                                    Positions and Offices
Name                             with Underwriter                                       with Registrant
----                             -------------------                                    ---------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                    --
Henry H. Greer                   Director                                                        --
Carmen V. Romeo                  Director                                                        --
Mark J. Held                     President & Chief Operating Officer                             --
Gilbert L. Beebower              Executive Vice President                                        --
Richard B. Lieb                  Executive Vice President                                        --
Dennis J. McGonigle              Executive Vice President                                        --
Robert M. Silvestri              Chief Financial Officer & Treasurer                             --
Leo J. Dolan, Jr.                Senior Vice President                                           --
Carl A. Guarino                  Senior Vice President                                           --
Larry Hutchison                  Senior Vice President                                           --
Jack May                         Senior Vice President                                           --
Hartland J. McKeown              Senior Vice President                                           --
Barbara J. Moore                 Senior Vice President                                           --
Kevin P. Robins                  Senior Vice President & General Counsel                         --
Patrick K. Walsh                 Senior Vice President                                           --
Robert Aller                     Vice President                                                  --
Gordon W. Carpenter              Vice President                                                  --
Todd Cipperman                   Vice President & Assistant Secretary                            --
S. Courtney E. Collier           Vice President & Assistant Secretary                            --
Robert Crudup                    Vice President & Managing Director                              --
Barbara Doyne                    Vice President                                                  --
Jeff Drennen                     Vice President                                                  --
Vic Galef                        Vice President & Managing Director                              --
Lydia A. Gavalis                 Vice President & Assistant Secretary                            --
Greg Gettinger                   Vice President & Assistant Secretary                            --
Kathy Heilig                     Vice President                                                  --



Jeff Jacobs                      Vice President                                                  --
Samuel King                      Vice President                                                  --
Kim Kirk                         Vice President & Managing Director                              --
John Krzeminski                  Vice President & Managing Director                              --
Carolyn McLaurin                 Vice President & Managing Director                              --
W. Kelso Morrill                 Vice President                                                  --
Mark Nagle                       Vice President                                                  --
Joanne Nelson                    Vice President                                                  --
Joseph M. O'Donnell              Vice President & Assistant Secretary                            --
Cynthia M. Parrish               Vice President & Assistant Secretary                            --
Kim Rainey                       Vice President                                                  --
Rob Redican                      Vice President                                                  --
Maria Rinehart                   Vice President                                                  --
Mark Samuels                     Vice President & Managing Director                              --
Steve Smith                      Vice President                                                  --
Daniel Spaventa                  Vice President                                                  --
Kathryn L. Stanton               Vice President & Assistant Secretary                            --
Lynda J. Striegel                Vice President & Assistant Secretary                            --
Lori L. White                    Vice President & Assistant Secretary                            --
Wayne M. Withrow                 Vice President & Managing Director                              --




Item 28.   Location of Accounts and Records:

          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)       With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

          Trust Company Bank
          Park Place
          P.O. Box 105504
          Atlanta, Georgia  30348

          Bank of New York
          One Wall Street
          New York, New York
          (International Equity Index Fund, International Equity Fund, Emerging
           Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the
required books and records are maintained at the offices of Registrant's
Administrator:

          SEI Investments Mutual Funds Services
          One Freedom Valley Road
          Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

          STI Capital Management, N.A.
          P.O. Box 3808
          Orlando, Florida  32802

          Trusco Capital Management
          50 Hurt Plaza, Suite 1400
          Atlanta, Georgia  30303

          SunTrust Bank, Atlanta
          25 Park Place
          Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended and has duly caused this Post-Effective Amendment No. 30 to Registration Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of July, 1999.


                                          By:  /s/ Mark Nagle
                                              ----------------------------------
                                              Mark Nagle, President, Chief
                                              Financial Officer, and Chief
                                              Executive Officer

          Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

           *                                 Trustee               July 13, 1999
----------------------------------
     F. Wendell Gooch

           *                                 Trustee               July 13, 1999
-----------------------------------
     Daniel S. Goodrum

           *                                 Trustee               July 13, 1999
----------------------------------
     Wilton Looney

           *                                 Trustee               July 13, 1999
----------------------------------
     Champney A. McNair

           *                                 Trustee               July 13, 1999
----------------------------------
     T. Gordy Germany

           *                                 Trustee               July 13, 1999
----------------------------------
     Bernard F. Sliger

           *                                 Trustee               July 13, 1999
----------------------------------
     Jonathan T. Walton

           *                                 Trustee               July 13, 1999
----------------------------------
     William H. Cammack


    /s/ Mark Nagle                           President,            July 13, 1999
----------------------------------           Chief Financial Officer
        Mark Nagle                           & Chief Executive Officer


*  By:  /s/ Kevin Robins
      --------------------------------
       Kevin P. Robins, With Power of Attorney

                                  EXHIBIT INDEX

NUMBER                EXHIBIT

EX-99.A               Declaration of Trust - originally filed with Registrant's
                      Registration Statement on Form N-1A filed February 12,
                      1992 and incorporated by reference to Exhibit 1 of
                      Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B1              By-Laws - originally filed with Registrant's
                      Pre-Effective Amendment No. 1 filed April 23, 1992 and
                      incorporated by reference to Exhibit 2 of Post-Effective
                      Amendment No. 15 to the Registrant's Registration
                      Statement filed with the SEC via EDGAR Accession No.
                      0000912057-96-015938 on July 31, 1996.
EX-99.B2              Amended By-Laws - incorporated by reference to Exhibit
                      (b)(2) of Post-Effective Amendment No. 23 to the
                      Registrant's Registration Statement filed with the SEC via
                      EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.C               Not applicable.
EX-99.D1              Revised Investment Advisory Agreement with Trusco Capital
                      Management, Inc.- as originally filed with Registrant's
                      Post-Effective Amendment No. 5 filed August 2, 1993 and
                      incorporated by reference to Exhibit 5(c) of
                      Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2              Investment Advisory Agreement with American National Bank
                      and Trust Company - as originally filed with Registrant's
                      Post-Effective Amendment No. 6 filed October 22, 1993 and
                      as Exhibit 5(d) of Post-Effective Amendment No. 15 to the
                      Registrant's Registration Statement filed with the SEC via
                      EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3              Investment Advisory Agreement with Sun Bank Capital
                      Management, National Association (now STI Capital
                      Management, N.A. - as originally filed with Registrant's
                      Post-Effective Amendment No. 6 filed October 22, 1993 and
                      incorporated by reference to Exhibit 5(e) of
                      Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4              Investment Advisory Agreement with Trust Company Bank (now
                      SunTrust Bank, Atlanta) - as originally filed with
                      Registrant's Post-Effective Amendment No. 6 filed
                      October 22, 1993 and filed herewith.
EX-99.E               Distribution Agreement - incorporated by reference to
                      Exhibit 6 of Post-Effective Amendment No. 16 to the
                      Registrant's Registration Statement filed with the SEC via
                      EDGAR Accession No. 0000912057-96-021336 on
                      September 27, 1996.
EX-99.F               Not applicable.
EX-99.G1              Custodian Agreement with Trust Company Bank dated
                      February 1, 1994 - originally filed with Registrant's
                      Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2              Custodian Agreement with the Bank of California -
                      incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G3              Fourth Amendment to Custodian Agreement by and between STI
                      Trust & Investment

                      Operations, Inc. and The Bank of New York dated
                      May 6, 1997 - incorporated by reference to Exhibit 8(d) of
                      Post-Effective Amendment No. 21 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1              Transfer Agent Agreement with Federated Services Company
                      dated May 14, 1994 - originally filed with Post-Effective
                      Amendment No. 9 filed September 22, 1994 and incorporated
                      by reference to Exhibit 8(c) of Post-Effective Amendment
                      No. 15 to the Registrant's Registration Statement filed
                      with the SEC via EDGAR Accession No. 0000912057-96-015938
                      on July 31, 1996.
EX-99.H2              Administration Agreement with SEI Financial Management
                      Corporation dated May 29, 1995 - originally filed with
                      Post-Effective Amendment No. 12 filed August 17, 1995 and
                      incorporated by reference to Exhibit 9(a) of
                      Post-Effective Amendment No. 15 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H3              Consent to Assignment and Assumption of the Administration
                      Agreement between STI Classic Funds and SEI Financial
                      Management Corporation - incorporated by reference to
                      Exhibit 9(b) of Post-Effective Amendment No. 21 to the
                      Registrant's Registration Statement filed with the SEC via
                      EDGAR Assession No. 0000912057-97-032207 on
                      September 30, 1997.
EX-99.I               Opinion and Consent of Counsel - originally filed with
                      Pre-Effective Amendment No. 2 to the Registrant's
                      Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No.
                      23 to the Registrant's Registration Statement filed with
                      the SEC via EDGAR Accession No. 0001047469-98-027407 on
                      July 15, 1998.
EX-99.J               Not applicable.
EX-99.K               Not applicable.
EX-99.L               Not applicable.
EX-99.M1              Distribution Plan - Investor Class incorporated by
                      reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the
                      SEC via EDGAR Accession No. 0000912057-96-021336 on
                      September 27, 1996.
EX-99.M2              Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective
                      Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No.
                      15 to the Registrant's Registration Statement filed with
                      the SEC via EDGAR Accession No. 0000912057-96-015938 on
                      July 31, 1996.
EX-99.N               Not applicable.
EX-99.O               Rule 18f-3 Plan - incorporated by reference to Exhibit (i)
                      of Post-Effective Amendment No. 23 to the Registrant's
                      Registration Statement filed with the SEC via EDGAR
                      Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.O1              Certificate of Class Designation - incorporated by
                      reference to Exhibit (o)(1) of Post-Effective
                      Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on
                      April 15, 1999.
EX-99.P               Powers of Attorney - incorporated by reference to Exhibit
                      (p) of Post-Effective Amendment No. 24 to the Registrant's
                      Statement filed with the SEC via EDGAR Accession No.
                      0001047469-98-028802 on July 30, 1998.